Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Cash flow from operating activities:
Net loss	$ (10,056)	$ (1,562,816)	$ (163,595)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation, depletion and amortization	0	392,084	0
Non-cash fair value adjusted amortization	0	175,424	0
Changes in operating assets and liabilities:
Increase in accounts receivable oil, natural gas and natural gas liquids	0	(703,806)	0
Accounts payable and accrued expenses	0	653,106	0
Due to general partner member	10,046	(158,641)	163,595
Net cash flow used in operating activities	(10)	(1,204,649)	0
Cash flow from investing activities
Cash paid for acquisition of oil, natural gas and natural gas liquids properties	0	(60,000,000)	0
Net cash flow used in investing activities	0	(60,000,000)	0
Cash flow from financing activities
Cash paid for offering costs	(896)	0	0
Net proceeds related to issuance of units	0	78,308,749	0
Distributions paid to limited partners	0	(1,271,730)	0
Payments on debt	0	(12,545,410)	0
Net cash flow provided by (used in) financing activities	(896)	64,491,609	0
Increase in cash and cash equivalents	(906)	3,286,960	0
Cash and cash equivalents, beginning of period	1,000	94	94
Cash and cash equivalents, end of period	94	3,287,054	94
Interest paid	0	173,711	0
Supplemental non-cash information:
Accrued deferred offering costs and other assets	267,592	0	1,181,442
Note payable assumed in acquisition	0	97,545,410	0
Contingent consideration in acquisition	0	4,725,448	0
Deferred purchase price of acquisition	0	1,702,203	0
Accounts receivable from seller in acquisition, net of assumed payables	$ 0	$ 1,395,883	$ 0